UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07735

                               ORCHARD SERIES FUND
               (Exact name of registrant as specified in charter)

          8515 E. Orchard Road, Greenwood Village, Colorado 80111-5002
         (Address of principal executive offices)           (Zip code)

                                  W.T. McCallum
                                    President
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
                                 Jorden Burt LLP
                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East
                          Washington, D. C. 20007-5208

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2003 - June 30, 2004

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

         A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Information relating to the Orchard S&P 500 Index(R), Orchard Index 600, Orchard Nasdaq-100 Index(R) and the Orchard DJIASM Index Funds Portfolios, all of which have been closed prior to the date of this filing, is omitted because it is currently unknown and not reasonably available to the Registrant. Such information rests peculiarly within the knowledge of another person not directly affiliated with the Registrant, i.e., the third-party proxy tabulator. Registrant has requested such information, but has not been provided with it. Therefore, such information is omitted from this report and will be provided as soon as it becomes available.



                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwood Village, State of Colorado, on this 31st day of August, 2004.



                                            ORCHARD SERIES FUND


                                       By:  /s/ W.T. McCallum
                                            -----------------
                                            W.T. McCallum
                                            President